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                                             December 30, 2009

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:      AllianceBernstein Cap Fund, Inc.
                - AllianceBernstein U.S. Strategic Research Portfolio (File Nos. 2-29901 and 811-01716)
                -----------------------------------------------------

Ladies and Gentlemen:

     On behalf of the above-referenced AllianceBernstein Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that were filed electronically with the Securities and Exchange Commission on December 23, 2009.

     A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.


                                             Sincerely,


                                             /s/ Young Seo
                                             ------------------------
                                                 Young Seo


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